Discontinued Operations in Consolidated Statements of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 107				$ 134					$ 761		$ 1,222		$ 1,391
Cost of sales	73				101					503	[1],[2]	945	[1],[2]	1,079	[1],[2]
Selling, general and administrative expenses	36				30					158	[2],[3]	182	[2],[3]	193	[2],[3]
Interest expense	3				4					16		22		23
Other (income) expense, net	(2)				6					(3)	[4]	146	[4]	(5)	[4]
Income (loss) before income taxes	(3)				(7)					87		(73)		101
Income tax expense (benefit)	(2)				(2)					58		7		40
Net income (loss)	$ (1)	$ (18)	$ 32	$ 20	$ (5)	$ 10	$ (93)	$ 8	$ (5)	$ 29		$ (80)		$ 61
Net income (loss) per share
Basic	$ (0.01)				$ (0.03)					$ 0.18		$ (0.47)		$ 0.35
Diluted	$ (0.01)	$ (0.10)	$ 0.18	$ 0.11	$ (0.02)	$ 0.06	$ (0.54)	$ 0.05	$ (0.03)	$ 0.17		$ (0.46)		$ 0.35

[1]	For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.
[2]	For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.
[3]	For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.
[4]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.